BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
BORROWINGS
Schedule of bank borrowings

	At December 31,	At December 31,
	2017	2018
	$	$
Bank borrowings	2,043,974	1,442,353
Analysis as:
Short-term	829,035	808,555
Long-term, current portion	718,034	107,461
Subtotal for short-term	1,547,069	916,016
Long-term borrowings on project assets—current	142,920	208,755
Long-term, non-current portion	353,985	317,582

Borrowings from non-banking institutions	318,122	244,958
Analysis as:
Short-term	270	48,321
Long-term, current portion	61,623	63,590
Subtotal for short-term	61,893	111,911
Long-term borrowings on project assets—current	205,873	57,015
Long-term, non-current portion	50,356	76,032

Total	2,362,096	1,687,311

Schedule of the Company's short-term borrowings

	At December 31,	At December 31,
	2017	2018
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	267,507	285,715
Short-term bank borrowings secured by inventories	7,652	—
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	248,502	275,000
Short-term bank borrowings secured by project assets and solar power systems	2,700	45,000
Unsecured short-term borrowings	302,674	202,840
Long-term borrowings due within one year
Long-term borrowings due within one year secured by inventories	—	5,003
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	8,313	21,686
Long-term borrowings due within one year secured by project assets and solar power systems	558,721	63,736
Long-term borrowings due within one year secured by restricted cash	—	12,493
Long-term bank borrowings due within one year secured by equity	151,000	—
Unsecured long-term borrowings due within one year	—	4,543
	1,547,069	916,016
Borrowings from non-banking institutions
Short-term borrowings secured by project assets	270	—
Short-term borrowings secured by prepaid land use rights and property, plant and equipment	—	43,711
Long-term borrowings due within one year secured by project assets	—	23,396
Unsecured short-term borrowings	—	4,610
Unsecured long-term borrowings due within one year	61,623	40,194
	61,893	111,911
Total	1,608,962	1,027,927

Schedule of the company's long-term borrowings on project assets - current

	At December 31,	At December 31,
	2017	2018
Bank borrowings	$	$
Long-term borrowings on project assets-current secured by project assets	131,562	208,755
Unsecured Long-term borrowings on project assets—current	11,358	—
Borrowings from non-banking institutions
Long-term borrowings on project assets-current secured by project assets	205,873	57,015
Total	348,793	265,770

Schedule of the Company's long-term borrowings

	At December 31,	At December 31,
	2017	2018
	$	$
Bank borrowings
Unsecured long-term bank borrowings	87,852	97,237
Long-term bank borrowings secured by project assets and solar power systems	24,640	161,628
Long-term bank borrowings secured by property, plant and equipment	83,329	32,863
Long-term bank borrowings secured by equity	150,000	—
Long-term bank borrowings secured by restricted cash	—	12,483
Long-term bank borrowings secured by accounts receivable	—	8,361
Long-term borrowings secured by inventory	8,164	5,010
	353,985	317,582
Borrowings from non-banking institutions
Long-term borrowings secured by project assets and solar power systems	—	65,623
Unsecured long-term borrowings	50,356	10,409
	50,356	76,032
Total	404,341	393,614

Schedule of future principal repayments on the long-term borrowings

2019	436,821
2020	62,255
2021	120,477
2022	48,444
2023	5,970
Thereafter	156,468
Total	830,435
Less: future principal repayment related to long-term borrowings, current portion	(436,821)
Total long-term portion	$393,614

Schedule of interest incurred

	Years Ended December 31
	2016	2017	2018
	$	$	$
Interest capitalized—project assets	47,881	13,274	15,462
Interest capitalized—solar power systems	3,113	—	—
Interest capitalized—property, plant and equipment	819	1,010	1,182
Interest expense	69,723	117,971	106,032
Total interest incurred	121,536	132,255	122,676